Related Party Transactions - Summary of Compensation to Key Management Members (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, bonuses and short-term employee benefits	$ 4,514	$ 5,559
Director retainers	729	1,316
Stock-based payments	3,799	2,245
Total key management personnel compensation	$ 9,042	$ 9,120